Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	EMERGING MARKETS GROWTH FUND, INC.
Entity Central Index Key	0000794458
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 15, 2023
Document Effective Date	Sep. 01, 2023
Prospectus Date	Sep. 01, 2023
EMERGING MARKETS GROWTH FUND INC | Class M
Prospectus:
Trading Symbol	EMRGX
EMERGING MARKETS GROWTH FUND INC | Class F-3
Prospectus:
Trading Symbol	EMGEX
EMERGING MARKETS GROWTH FUND INC | Class R-6
Prospectus:
Trading Symbol	REFGX